UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2016

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2016

The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	4
Expense Example	5
Portfolio of Investments	7
Financial Statements:
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Notes to Financial Statements	15
Financial Highlights	30
Investment Advisory Agreement Approval	32

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited)

Dear Shareholder:

The six-month period ended June 30, 2016 began and ended with intense volatility, but the U.S. equities managed to eke out a modest gain over the period (as measured by the S&P 500 Index). Negative sentiment and risk aversion dominated the global markets in January and February amid renewed concerns about China's economic slowdown, a further decline in oil prices and fears that the U.S. Federal Reserve (Fed) might raise interest rates more aggressively than expected. However, by March, sentiment brightened. More upbeat economic data in the U.S. and Europe, accommodative central bank actions in Europe, assurances from the Fed that were more aligned with the market's rate hike expectations and a reversal in oil prices helped spur a rebound in the U.S. stock market that erased earlier losses. From there, stocks trended only slightly higher, with a surprisingly weak U.S. jobs report in May and uncertainty about the U.K's June 23 "Brexit" referendum (a vote on whether the U.K. should continue its membership in the European Union, in which leave won the majority) keeping gains in check.

Mid Cap Growth Portfolio

For the six-month period ended June 30, 2016, Select Dimensions — Mid Cap Growth Portfolio ("Portfolio") Class X shares produced a total return of -6.35%, underperforming the Russell Midcap® Growth Index (the "Index"),1 which returned 2.15%. For the same period, the Portfolio's Class Y shares returned -6.48%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio underperformed the Index during this reporting period largely due to its less favorable stock selection. The information technology sector was the biggest drag on relative results. Within the sector, a position in a professional networking platform was the largest detractor, as its shares sold off sharply earlier in the year from weaker-than-expected quarterly results.

The health care sector was another relative underperformer. A genetic testing and analysis leader was the greatest detractor in the sector and the second-largest detractor across the Portfolio in the period. The

1  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

shares declined after the company preannounced poorer-than-expected quarterly results, due to weakness in its European business. The company is replacing its sales leadership in the region to address the issue, which we believe will prove transitory.

Also dampening relative performance was the financials sector. A marketplace that enables consumers to refinance credit card debt was the greatest detractor in the sector and across the Portfolio for the reporting period. The shares sold off sharply on news its CEO and three other executives resigned after the company's internal audit uncovered improper allocation of loans to an investor. We eliminated the position in the stock during the month, due to our assessment of the relative risk/reward profile.

While the majority of sectors had a negative impact on relative performance over the reporting period, the Portfolio's lack of exposure to the telecommunication services and utilities sectors contributed a slight relative gain.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon

President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2016 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2016 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2016(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Mid Cap Growth	-14.05%	1.97%	5.91%	9.15%	1.28%	11/09/94
Class Y
Mid Cap Growth	-14.27	1.72	5.65	3.43	1.53	7/24/00

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2016 (unaudited)

As the shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/16 – 06/30/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2016 (unaudited) continued

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/16	06/30/16	01/01/16 – 06/30/16
Class X
Actual (-6.35% return)	$1,000.00	$936.50	$7.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.57
Class Y
Actual (-6.48% return)	$1,000.00	$935.20	$8.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.11	$8.82

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.51% and 1.76% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (89.3%)
	Aerospace & Defense (1.4%)
709	TransDigm Group, Inc. (a)	$186,956
	Air Freight & Logistics (0.4%)
2,282	XPO Logistics, Inc. (a)(b)	59,925
	Automobiles (4.5%)
2,957	Tesla Motors, Inc. (a)(b)	627,712
	Beverages (1.2%)
1,025	Monster Beverage Corp. (a)	164,728
	Biotechnology (0.9%)
814	Alnylam Pharmaceuticals, Inc. (a)	45,169
1,957	Intrexon Corp. (a)(b)	48,162
927	Juno Therapeutics, Inc. (a)	35,634
		128,965
	Capital Markets (0.9%)
849	Affiliated Managers Group, Inc. (a)	119,514
	Communications Equipment (0.7%)
771	Palo Alto Networks, Inc. (a)	94,555
	Consumer Finance (0.5%)
14,449	LendingClub Corp. (a)(b)	62,131
	Diversified Financial Services (7.7%)
5,039	MSCI, Inc.	388,608
6,304	S&P Global, Inc.	676,167
		1,064,775
	Food Products (3.7%)
5,575	Mead Johnson Nutrition Co.	505,931
	Health Care Equipment & Supplies (6.9%)
2,235	DexCom, Inc. (a)	177,303
1,181	Intuitive Surgical, Inc. (a)	781,125
		958,428
	Health Care Technology (5.1%)
5,145	athenahealth, Inc. (a)	710,061
NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure (5.5%)
9,352	Dunkin' Brands Group, Inc.	$407,934
5,270	Marriott International, Inc., Class A	350,244
		758,178
	Information Technology Services (3.5%)
2,353	FleetCor Technologies, Inc. (a)	336,785
1,571	Gartner, Inc. (a)	153,031
		489,816
	Internet & Catalog Retail (1.1%)
988	TripAdvisor, Inc. (a)	63,529
3,161	Zalando SE (Germany) (a)(c)	83,681
		147,210
	Internet Software & Services (13.9%)
1,203	Autohome, Inc. ADR (China) (a)	24,192
15,229	Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $137,809; acquired 05/01/12)	181,530
2,142	LinkedIn Corp., Class A (a)	405,373
1,500	MercadoLibre, Inc. (Brazil)	211,005
7,179	Pandora Media, Inc. (a)(b)	89,379
21,786	Twitter, Inc. (a)	368,401
2,699	Yelp, Inc. (a)	81,942
5,089	Zillow Group, Inc., Class A (a)	186,512
10,178	Zillow Group, Inc., Class C (a)(b)	369,258
		1,917,592
	Life Sciences Tools & Services (4.9%)
4,872	Illumina, Inc. (a)	683,931
	Pharmaceuticals (3.5%)
10,304	Zoetis, Inc.	489,028

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES		VALUE
	Professional Services (5.4%)
2,920	IHS, Inc., Class A (a)	$337,581
5,059	Verisk Analytics, Inc. (a)	410,184
		747,765
	Semiconductors & Semiconductor Equipment (0.7%)
1,929	NVIDIA Corp.	90,682
	Software (11.8%)
2,393	Atlassian Corp., PLC, Class A (United Kingdom) (a)	61,979
3,994	FireEye, Inc. (a)	65,781
1,897	Mobileye N.V. (a)(b)	87,528
1,347	NetSuite, Inc. (a)	98,062
5,844	ServiceNow, Inc. (a)	388,042
7,423	Splunk, Inc. (a)	402,178
1,570	Tableau Software, Inc., Class A (a)	76,804
6,159	Workday, Inc., Class A (a)	459,892
		1,640,266
	Tech Hardware, Storage & Peripherals (0.3%)
2,157	3D Systems Corp. (a)(b)	29,529
750	Stratasys Ltd. (a)	17,168
		46,697
	Textiles, Apparel & Luxury Goods (3.9%)
2,067	Lululemon Athletica, Inc. (Canada) (a)	152,669
4,874	Michael Kors Holdings Ltd. (a)	241,166
1,833	Under Armour, Inc., Class A (a)(b)	73,558
1,971	Under Armour, Inc., Class C (a)	71,744
		539,137
NUMBER OF SHARES		VALUE
	Trading Companies & Distributors (0.9%)
2,934	Fastenal Co.	$130,240
	Total Common Stocks (Cost $10,259,727)	12,364,223
	Convertible Preferred Stock (0.1%)
	Internet Software & Services
1,479	Dropbox, Inc., Series A (a)(d)(e)(f) (acquisition cost - $13,383; acquired 05/25/12) (Cost $13,383)	17,630
	Preferred Stocks (2.3%)
	Internet & Catalog Retail (1.2%)
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(d)(e)(f) (acquisition cost - $45,183; acquired 10/04/13)	165,967
	Software (1.1%)
14,953	Palantir Technologies, Inc., Series G (a)(d)(e)(f) (acquisition cost - $45,756; acquired 07/19/12)	107,512
3,398	Palantir Technologies, Inc., Series H (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	24,431
3,398	Palantir Technologies, Inc., Series H1 (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	24,432
		156,375
	Total Preferred Stocks (Cost $114,793)	322,342

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (11.0%) Securities held as Collateral on Loaned Securities (3.0%)
	Investment Company (2.4%)
328	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6)	$327,552
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.6%)
$76	Barclays Capital, Inc. (0.42%, dated 06/30/16, due 07/01/16; proceeds $75,680; fully collateralized by a U.S. Government obligation; 2.00% due 08/15/25; valued at $77,193)	75,679
3	Merrill Lynch & Co., Inc. (0.44%, dated 06/30/16, due 07/01/16; proceeds $3,089; fully collateralized by a U.S. Government agency security; 4.50% due 04/20/44; valued at $3,151)	3,089
		78,768
	Total Securities held as Collateral on Loaned Securities (Cost $406,320)	406,320
NUMBER OF SHARES (000)		VALUE
	Investment Company (8.0%)
1,106	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note 6) (Cost $1,105,777)	$1,105,777
	Total Short-Term Investments (Cost $1,512,097)	1,512,097
Total Investments (Cost $11,900,000) (g)(h)	102.7%	14,216,292
Liabilities in Excess of Other Assets	(2.7)	(370,936)
Net Assets	100.0%	$13,845,356

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at June 30, 2016.

  (c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Illiquid security.

  (e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to $521,502 and represents 3.8% of net assets.

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2016 (unaudited) continued

  (f)  At June 30, 2016, the Portfolio held fair valued securities valued at $521,502, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (g)  The fair value and percentage of net assets, $83,681 and 0.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,551,083 and the aggregate gross unrealized depreciation is $1,234,791 resulting in net unrealized appreciation of $2,316,292.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$1,935,222		14.0%
Software	1,796,641		13.0
Investment Company	1,105,777		8.0
Diversified Financial Services	1,064,775		7.7
Health Care Equipment & Supplies	958,428		6.9
Hotels, Restaurants & Leisure	758,178		5.5
Professional Services	747,765		5.4
Health Care Technology	710,061		5.1
Life Sciences Tools & Services	683,931		5.0
Automobiles	627,712		4.5
Textiles, Apparel & Luxury Goods	539,137		3.9
Food Products	505,931		3.7
Information Technology Services	489,816		3.6
Pharmaceuticals	489,028		3.5
Internet & Catalog Retail	313,177		2.3
Aerospace & Defense	186,956		1.4
Beverages	164,728		1.2
Trading Companies & Distributors	130,240		0.9
Biotechnology	128,965		0.9
Capital Markets	119,514		0.9
Communications Equipment	94,555		0.7
Semiconductors & Semiconductor Equipment	90,682		0.7
Consumer Finance	62,131		0.5
Air Freight & Logistics	59,925		0.4
Tech Hardware, Storage & Peripherals	46,697		0.3
	$13,809,972	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2016 (unaudited)

Mid Cap Growth
Assets:
Investments in securities, at value*	$12,782,963 (1)
Investment in affiliate, at value**	1,433,329
Total investments in securities, at value	14,216,292
Receivable for:
Investments sold	59,033
Dividends	14,094
Dividends from affiliate	165
Prepaid expenses and other assets	10,062
Total Assets	14,299,646
Liabilities:
Collateral on securities loaned, at value	406,320
Payable for:
Advisory fee	4,600
Shares of beneficial interest redeemed	1,336
Administration fee	902
Distribution fee (Class Y shares)	657
Transfer agent fee	301
Accrued expenses and other payables	40,174
Total Liabilities	454,290
Net Assets	$13,845,356
Composition of Net Assets:
Paid-in-capital	$12,412,863
Net unrealized appreciation (depreciation)	2,316,292
Accumulated net investment loss	(40,257)
Accumulated net realized loss	(843,542)
Net Assets	$13,845,356
* Cost	$10,466,671
**Affiliated Cost	$1,433,329
Class X Shares:
Net Assets	$10,621,879
Shares Outstanding (unlimited shares authorized, $0.01 par value)	382,654
Net Asset Value Per Share	$27.76
Class Y Shares:
Net Assets	$3,223,477
Shares Outstanding (unlimited shares authorized, $0.01 par value)	121,195
Net Asset Value Per Share	$26.60

(1)  Including securities loaned at value of $1,313,390.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2016 (unaudited)

Mid Cap Growth
Net Investment Loss:
Income
Dividends	$36,214
Income from securities loaned - net	30,448
Dividends from affiliates (Note 6)	1,201
Total Income	67,863
Expenses
Professional fees	43,963
Advisory fee (Note 3)	28,679
Shareholder reports and notices	8,815
Administration fee (Note 3)	5,463
Distribution fee (Class Y shares) (Note 4)	3,949
Custodian fees	2,771
Transfer agent fees and expenses (Note 5)	1,627
Trustees' fees and expenses	973
Other	11,521
Total Expenses	107,761
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(516)
Net Expenses	107,245
Net Investment Loss	(39,382)
Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(673,225)
Foreign currency translation	(13)
Net Realized Loss	(673,238)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(381,967)
Net Loss	(1,055,205)
Net Decrease	$(1,094,587)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Mid Cap Growth
	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(39,382)	$(180,157)
Net realized gain (loss)	(673,238)	382,948
Net change in unrealized appreciation (depreciation)	(381,967)	(1,298,561)
Net Decrease	(1,094,587)	(1,095,770)
Distributions to Shareholders from:
Net realized gain
Class X shares	(398,972)	(2,837,426)
Class Y shares	(126,159)	(931,114)
Total Dividends and Distributions	(525,131)	(3,768,540)
Net increase (decrease) from transactions in shares of beneficial interest	(541,496)	107,946
Net Decrease	(2,161,214)	(4,756,364)
Net Assets:
Beginning of period	16,006,570	20,762,934
End of Period	$13,845,356	$16,006,570
Accumulated Net Investment Loss	$(40,257)	$(875)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Mid Cap Growth
	For The Six Months Ended June 30, 2016	For The Year Ended December 31, 2015
	(unaudited)
Class X Shares
Shares
Sold	4,923	2,555
Reinvestment of dividends and distributions	14,372	84,548
Redeemed	(36,882)	(66,741)
Net Increase (Decrease) - Class X	(17,587)	20,362
Amount
Sold	$136,777	$105,716
Reinvestment of dividends and distributions	398,972	2,837,426
Redeemed	(997,644)	(2,546,939)
Net Increase (Decrease) - Class X	$(461,895)	$396,203
Class Y Shares
Shares
Sold	1,522	1,252
Reinvestment of dividends and distributions	4,743	28,836
Redeemed	(9,297)	(34,960)
Net Decrease - Class Y	(3,032)	(4,872)
Amount
Sold	$40,231	$38,404
Reinvestment of dividends and distributions	126,159	931,114
Redeemed	(245,991)	(1,257,775)
Net Decrease - Class Y	$(79,601)	$(288,257)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund applies investment company accounting and reporting guidance.

The Fund consists of the Mid Cap Growth Portfolio ("Portfolio"). The Fund was organized on June 2, 1994 as a Massachusetts business trust and commenced operations on November 9, 1994. The Portfolio is classified as diversified and seeks long-term capital growth.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The Portfolio currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class X and Class Y shares to new investors. The Portfolio will continue to offer each class to existing shareholders and may recommence offering to new investors in the future. Any such offerings of the Portfolio's Class X and Class Y shares may be limited in amount and may commence and terminate without any prior notice.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are

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unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

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The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the

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obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Portfolio is presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing

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foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Restricted Securities — The Portfolio may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

G. Securities Lending — The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

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The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
Mid Cap Growth	$1,313,390	(a)	$—	$(1,313,390	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of $406,320, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of $915,545 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
PORTFOLIO	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Mid Cap Growth
Securities Lending Transactions
Common Stocks	$406,320	$—	$—	$—	$406,320
Total Borrowings	$406,320	$—	$—	$—	$406,320
Gross amount of recognized liabilities for securities lending transactions					$406,320

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

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I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$186,956	$—	$—	$186,956
Air Freight & Logistics	59,925	—	—	59,925
Automobiles	627,712	—	—	627,712
Beverages	164,728	—	—	164,728
Biotechnology	128,965	—	—	128,965
Capital Markets	119,514	—	—	119,514
Communications Equipment	94,555	—	—	94,555
Consumer Finance	62,131	—	—	62,131
Diversified Financial Services	1,064,775	—	—	1,064,775
Food Products	505,931	—	—	505,931
Health Care Equipment & Supplies	958,428	—	—	958,428
Health Care Technology	710,061	—	—	710,061
Hotels, Restaurants & Leisure	758,178	—	—	758,178
Information Technology Services	489,816	—	—	489,816
Internet & Catalog Retail	63,529	83,681	—	147,210
Internet Software & Services	1,736,062	—	181,530	1,917,592
Life Sciences Tools & Services	683,931	—	—	683,931
Pharmaceuticals	489,028	—	—	489,028
Professional Services	747,765	—	—	747,765
Semiconductors & Semiconductor Equipment	90,682	—	—	90,682
Software	1,640,266	—	—	1,640,266
Tech Hardware, Storage & Peripherals	46,697	—	—	46,697
Textiles, Apparel & Luxury Goods	539,137	—	—	539,137
Trading Companies & Distributors	130,240	—	—	130,240
Total Common Stocks	12,099,012	83,681	181,530	12,364,223
Convertible Preferred Stock	—	—	17,630	17,630
Preferred Stocks	—	—	322,342	322,342

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Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Company	$1,433,329	$—	$—	$1,433,329
Repurchase Agreements	—	78,768	—	78,768
Total Short-Term Investments	1,433,329	78,768	—	1,512,097
Total Assets	$13,532,341	$162,449	$521,502	$14,216,292

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mid Cap Growth
	Common Stocks	Convertible Preferred Stock	Preferred Stocks
Beginning Balance	$431,659	$21,179	$372,184
Purchases	—	—	—
Sales	(254,796)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(86,552)	(3,549)	(49,842)
Realized gains (losses)	91,219	—	—
Ending Balance	$181,530	$17,630	$322,342
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(36,550)	$(3,549)	$(49,842)

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The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth

	Fair Value at June 30, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Catalog Retail
Preferred Stock	$165,967	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet Software & Services
Common Stock	$181,530	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Convertible Preferred	$17,630	Market Comparable Companies	Enterprise Value/ Revenue	5.9	x	16.2	x	9.6	x	Increase
Stock			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at June 30, 2016	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Software
Preferred Stocks	$156,375	Market Transaction Method	Pending Precedent Transaction	$7.40		$7.40		$7.40		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.8	x	14.8	x	14.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Portfolio pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Portfolio determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; and 0.395% to the portion of the daily net assets in excess of $500 million. For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.41% of the Portfolio's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and payable monthly, of 0.08%.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

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Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolio of the Fund.

6. Security Transactions and Transactions with Affiliates

The Portfolio's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016, aggregated $1,201,598 and $2,568,047, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by $516 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

VALUE DECEMBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2016
$1,451,307	$2,947,318	$2,965,296	$1,201	$1,433,329

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a

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return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

8. Federal Income Tax Status

It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

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The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM:		2014 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$—	$3,768,540	$372,358	$1,903,359

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, net operating losses and partnership basis adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2015:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED GAIN	PAID-IN-CAPITAL
$180,048	$49,559	$(229,607)

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$—	$525,127

9. Credit Facility

As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

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10. Other

At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.8%.

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Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2011	$35.34	$(0.07)	$(2.37)	$(2.44)	$(0.13)	—	$(0.13)
2012	32.77	0.12	2.62	2.74	—	$(2.61)	(2.61)
2013	32.90	(0.12)	12.47	12.35	(0.13)	(0.10)	(0.23)
2014	45.02	(0.13)	0.55	0.42	—	(4.34)	(4.34)
2015	41.10	(0.33)	(1.70)	(2.03)	—	(8.27)	(8.27)
2016^^	30.80	(0.07)	(1.89)	(1.96)	—	(1.08)	(1.08)
CLASS Y SHARES
2011	34.64	(0.16)	(2.32)	(2.48)	(0.05)	—	(0.05)
2012	32.11	0.03	2.57	2.60	—	(2.61)	(2.61)
2013	32.10	(0.21)	12.17	11.96	(0.02)	(0.10)	(0.12)
2014	43.94	(0.23)	0.53	0.30	—	(4.34)	(4.34)
2015	39.90	(0.41)	(1.62)	(2.03)	—	(8.27)	(8.27)
2016^^	29.60	(0.10)	(1.82)	(1.92)	—	(1.08)	(1.08)

^^  For the six months ended June 30, 2016 (unaudited).

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Amount is less than 0.005%.

(d)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(e)  Not annualized.

(f)  Annualized.

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2011	$32.77	(6.97)%		$19,186	0.81	%(d)	(0.19	)%(d)	0.00	%(c)	33%
2012	32.90	8.51		17,016	1.02	(d)	0.35	(d)	0.00	(c)	31
2013	45.02	37.69		19,453	0.99	(d)	(0.33	)(d)	0.00	(c)	47
2014	41.10	1.04		15,612	1.20	(d)	(0.30	)(d)	0.00	(c)	43
2015	30.80	(6.59)		12,329	1.28	(d)	(0.91	)(d)	0.00	(c)	23
2016^^	27.76	(6.35	)(e)	10,622	1.51	(d)(f)	(0.52	)(d)(f)	0.01	(f)	9	(e)
CLASS Y SHARES
2011	32.11	(7.18)		7,812	1.06	(d)	(0.44	)(d)	0.00	(c)	33
2012	32.10	8.24		6,425	1.27	(d)	0.10	(d)	0.00	(c)	31
2013	43.94	37.36		6,971	1.24	(d)	(0.58	)(d)	0.00	(c)	47
2014	39.90	0.78		5,151	1.45	(d)	(0.55	)(d)	0.00	(c)	43
2015	29.60	(6.81)		3,677	1.53	(d)	(1.16	)(d)	0.00	(c)	23
2016^^	26.60	(6.48	)(e)	3,223	1.76	(d)(f)	(0.77	)(d)(f)	0.01	(f)	9	(e)

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by Morgan Stanley Investment Management Inc. (the "Adviser") under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited) continued

appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's management fee was lower than its peer group average, the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2016 (unaudited) continued

in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Michael E. Nugent
Jakki L. Haussler	Chair of the Board
James F. Higgins	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Officers

John H. Gernon
President and
Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40474

SELDIMSAN
1557033 EXP 8.31.17

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2016